Other Income and Expenses (Details) - Schedule of Other Income and Expenses - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Other Income And Expenses Abstract
Fair value movement in the Convertible Notes and embedded derivative			£ 198,769
Fair value movement in the warrants			47,097	26,671
Foreign exchange movements			(51,630)
IFRS 2 expense on the Transaction (non-cash)				(240,810)
Total other income and expenses	£ 14,378	£ 157,973	£ 194,236	£ (214,140)